UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: October 31

Date of reporting period: November 24, 2014 – January 31, 2015

Item 1.  Schedule of Investments.

THE BDC INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) JANUARY 31, 2015

Shares	Security Description	Value

Common Stock - 99.1%
Business Development Companies - Financial - 99.1%
24,221	Alcentra Capital Corp.	$311,482
50,500	American Capital, Ltd. (a)	706,495
21,714	Ares Capital Corp.	361,538
12,902	BlackRock Kelso Capital Corp.	103,474
37,873	CM Finance, Inc.	428,344
59,840	Fifth Street Finance Corp.	469,146
26,100	Fifth Street Senior Floating Rate Corp.	269,352
44,139	Garrison Capital, Inc.	625,891
17,408	Gladstone Investment Corp.	127,426
206	KCAP Financial, Inc.	1,368
274	Medley Capital Corp.	2,417
27,487	PennantPark Investment Corp.	230,616
29,802	Saratoga Investment Corp.	454,778
35,829	Solar Capital, Ltd.	662,120
19,358	Solar Senior Capital, Ltd.	293,854
24,713	THL Credit, Inc.	269,124
12,233	Triangle Capital Corp.	256,404
22,508	TriplePoint Venture Growth BDC Corp.	311,961
		5,885,790

Total Common Stock (Cost $6,026,908)	5,885,790
Money Market Fund - 5.4%
324,202	Morgan Stanley Institutional Liquidity Prime, 0.06% (b) (Cost $324,202)	324,202
Total Investments - 104.5% (Cost $6,351,110)*	$6,209,992

Other Assets & Liabilities, Net – (4.5)%	(269,836)
Net Assets – 100.0%	$5,940,156

(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of January 31, 2015.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$29,010
Gross Unrealized Depreciation	(170,128)
Net Unrealized Depreciation	$(141,118)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$5,885,790
Level 2 - Other Significant Observable Inputs	324,202
Level 3 - Significant Unobservable Inputs	-
Total	$6,209,992

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to the Schedule of Investments for a further breakout of each security by type.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:           March 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:           March 5, 2015

By:           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:           March 5, 2015